Shareholder Report, Holdings (Details) - C000005464	Jun. 30, 2025
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Apple
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carvana
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Visa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.80%